Borrowings	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Borrowings

NOTE 6: BORROWINGS

Borrowings, as of June 30, 2023 and December 31, 2022, consisted of the following:

Facility	June 30, 2023	December 31, 2022
2024 Notes	8,626	8,626
Convertible Debenture	121,202	118,833
2025 Logistics Senior Notes	500,000	500,000
Navios Logistics other long-term loans and notes payable	45,352	59,385
Total borrowings	675,180	686,844
Less: current portion, net	(31,997)	(23,544)
Less: deferred finance costs, net	(9,950)	(12,090)
Total long-term borrowings	$633,233	$651,210

Navios Holdings Debt

2024 Notes

On March 21, 2019, Navios Holdings issued $4,747 of 9.75% Senior Notes due 2024 (the “2024 Notes”) in exchange for a total of 10,930 Series H ADSs shares which were validly tendered as of that date. For additional information on the Series H ADSs shares, see Note 10 “Preferred and Common Stock” to the interim condensed consolidated financial statements.

On April 21, 2019, Navios Holdings issued $3,879 of the 2024 Notes in exchange for a total of 8,841 Series G ADSs shares which were validly tendered as of that date. For additional information on the Series G ADSs shares, see Note 10 “Preferred and Common Stock” to the interim condensed consolidated financial statements.

The 2024 Notes are general senior unsecured obligations of Navios Holdings. The 2024 Notes are not guaranteed by any of Navios Holdings’ subsidiaries.

The indenture governing the 2024 Notes does not contain restrictive covenants but does include customary events of default.

Navios Holdings has the option to redeem the 2024 Notes, in whole or in part, at any time, at a redemption price equal to 100% of the principal amount of the 2024 Notes to be redeemed, plus accrued interest.

Convertible Debenture

In December 2021, Navios Holdings entered into a convertible debenture with NSM (the “Convertible Debenture”), covering certain payments under the NSM Loans including an upfront fee of $24,000, accrued interest, and prepayment fees. The lender has the option to convert any portion of the outstanding balance under the Convertible Debenture into shares of common stock of Navios Holdings pursuant to an agreed-upon mechanism. The Convertible Debenture has a term of five years and bears interest at the rate of 4% PIK, payable at maturity, if not earlier converted into shares of our common stock. As of June 30, 2023, the total outstanding balance of the Convertible Debenture was $121,202. The Convertible Debenture that was recognized as a single liability instrument is presented under the caption “Convertible debenture payable to affiliate companies”. For information on the Convertible Debenture, see Note 9 “Transactions with Related Parties” and Note 10 “Preferred and Common Stock” in the interim condensed consolidated financial statements.

Navios Logistics Debt

2025 Logistics Senior Notes

On July 8, 2020, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics (the “Logistics Co-Issuers”) issued $500,000 in aggregate principal amount of senior secured notes due on July 1, 2025, at a fixed rate of 10.75% (the “2025 Logistics Senior Notes”).

 The 2025 Co-Issuers have the option to redeem the 2025 Notes in whole or in part, at any time on or after August 1, 2023, at a fixed price of 102.688% and at par on or after August 1, 2024. The Co-Issuers may also redeem all, but not less than all, of the 2025 Notes at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any, upon certain changes in law that would trigger the payment of withholding taxes. Furthermore, upon the occurrence of certain change of control events, the Co-Issuers may be required to offer to purchase 2025 Notes from holders at a price equal to 101% of the principal amount plus accrued and unpaid interest, if any.

The 2025 Notes are senior secured obligations of the Co-Issuers and rank equal in right of payment to all of their existing and future senior indebtedness and senior in right of payment to all of their future subordinated indebtedness. The 2025 Notes are fully and unconditionally guaranteed, jointly and severally, by all of the Company’s direct and indirect subsidiaries, other than Logistics Finance. The 2025 Notes are currently secured by: (i) first priority ship mortgages on three tanker vessels servicing the Company’s Cabotage Business (the (1) Elena H, (2) Makenita H and (3) Sara H). owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance, together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale port contract (collectively, the “Collateral”). The tanker vessel He Man H was released from the 2025 Logistics Senior Notes and the proceeds of $3,732 were deposited in an escrow account and constitute cash collateral held for the benefit of the 2025 Logistics Senior Notes. The indenture governing the 2025 Notes contains restrictive covenants that limit, among other things, the ability of the Co-Issuers and their restricted subsidiaries to incur additional indebtedness, pay dividends and make distributions on common and preferred stock, make other restricted payments, make investments, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all of their assets and enter into certain transactions with affiliates, in each case, subject to exclusions, and other customary covenants. The indenture governing the 2025 Notes also contains customary events of default.

The Logistics Co-Issuers were in compliance with the covenants as of June 30, 2023.

As of June 30, 2023 and December 31, 2022, deferred financing costs associated with the 2025 Logistics Senior Notes were $9,893 and $12,018, respectively.

Navios Logistics Other Long-term Loans and Notes Payable

As of June 30, 2023, Navios Logistics had long-term loans and notes payable, with a total outstanding balance of $45,352. The purpose of the facilities was to finance the construction of its Dry Port Terminal, the acquisition of vessels, and for general corporate purposes. The facilities are denominated mainly in U.S. dollars and bear interest based on either LIBOR or Secured Overnight Financing Rate (“SOFR”) plus a spread ranging from 3.15% to 8.50% per annum.

Navios Logistics currently pays interest on its notes payable at a rate equal to six-month LIBOR, which will convert to SOFR plus Credit Adjusted Spread (the “CAS”), effective July 1, 2023. The facilities are repayable in installments and have maturities ranging from November 2024 to March 2026. For additional information on the long-term loans to Navios Logistics, see the maturity table below.

During the six-month period ended June 30, 2023, the Company paid $14,002 in scheduled repayment installments relating to its secured credit facilities. There were no proceeds from borrowings for the six-month period ended June 30, 2023. During the six-month period ended June 30, 2022, the Company paid $39,035 in scheduled repayment installments relating to its secured credit facilities, and $131,012 in prepayments related to four of the Company’s credit facilities. During the six-month period ended June 30, 2022, the proceeds from the NSM Loans were $262,632, the proceeds from long term debt were $235,725 and the proceeds from the two sale and leaseback agreements were $31,000. The above payments and proceeds include debt from continuing and discontinued operations.

The annualized weighted average interest rates of the Company’s total borrowings for the three- and six-month periods ended June 30, 2023 were 9.12% and 9.14%, respectively. The annualized weighted average interest rates of the Company’s total borrowings for the three- and six-month periods ended June 30, 2022 were 10.17% and 10.05%, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of June 30, 2023, based on the repayment schedules of the respective loan facilities and the outstanding amount due under the debt securities.

Payment due by period
June 30, 2024	$32,028
June 30, 2025	17,444
June 30, 2026	504,506
June 30, 2027	121,202
Total	$675,180